Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 5,127,961	$ 5,307,414	$ 5,451,909
Cost of sales	4,830,640	4,949,404	5,115,188
Gross profit	297,321	358,010	336,721
Selling, general and administrative expenses	232,586	216,858	182,069
Equity in earnings of unconsolidated affiliates	47,749	39,138	27,140
Operating income	112,484	180,290	181,792
Interest expense, net	124,923	132,038	109,971
Loss on extinguishment of long-term debt	7,390	20,744
Other expense, net	27,784	27,877	23,979
Income (loss) before income taxes	(47,613)	(369)	47,842
Provision for income taxes	19,719	21,849	17,560
Net income (loss)	$ (67,332)	$ (22,218)	$ 30,282
Weighted average shares- basic and diluted	43,476	37,270	16,123
Net income (loss) per share- basic and diluted	$ (1.55)	$ (0.60)	$ 1.88